UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 24.5%
Industrial - 16.3%
Basic - 1.1%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	300	$288,000
Anglo American Capital PLC
4.875%, 5/14/25 (a)		401	389,972
Freeport-McMoRan, Inc.
2.375%, 3/15/18		149	147,138
4.55%, 11/14/24		563	482,772
5.40%, 11/14/34		270	209,250
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		676	736,840
Lecta SA
6.50%, 8/01/23 (a)	EUR	104	115,949
PQ Corp.
6.75%, 11/15/22 (a)	U.S.$	219	230,362
Teck Resources Ltd.
3.00%, 3/01/19		103	98,628
5.40%, 2/01/43		506	351,670
8.00%, 6/01/21 (a)		16	17,080
8.50%, 6/01/24 (a)		22	23,925
United States Steel Corp.
8.375%, 7/01/21 (a)		274	299,002

			3,390,588

Capital Goods - 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)		470	478,225
7.25%, 5/15/24 (a)		1,075	1,134,125
Bombardier, Inc.
7.50%, 3/15/25 (a)		1,662	1,455,098
Case New Holland Industrial, Inc.
7.875%, 12/01/17		128	137,440
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		73	75,372
9.875%, 2/01/21 (a)		625	678,125
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		876	884,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.00%, 7/15/24 (a)		266	281,129
8.25%, 2/15/21 (b)		360	374,400
United Rentals North America, Inc.
5.50%, 7/15/25		72	74,017

			5,572,691

Communications - Media - 1.7%
Altice Financing SA
6.625%, 2/15/23 (a)		420	421,050
7.50%, 5/15/26 (a)		350	353,500

	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)	U.S.$	450	$448,875
DISH DBS Corp.
5.875%, 11/15/24		450	434,250
Gray Television, Inc.
5.875%, 7/15/26 (a)		307	315,596
iHeartCommunications, Inc.
9.00%, 12/15/19		200	160,936
Match Group, Inc.
6.375%, 6/01/24 (a)		129	137,869
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		446	468,300
Radio One, Inc.
9.25%, 2/15/20 (a)		905	843,912
Univision Communications, Inc.
5.125%, 5/15/23 (a)		370	380,175
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		795	827,794
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		220	218,350

			5,010,607

Communications - Telecommunications - 1.8%
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		650	663,812
Embarq Corp.
7.995%, 6/01/36		1,081	1,123,564
Frontier Communications Corp.
7.625%, 4/15/24		880	811,800
SFR Group SA
7.375%, 5/01/26 (a)		450	449,438
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		360	382,050
T-Mobile USA, Inc.
6.00%, 4/15/24		128	136,600
6.836%, 4/28/23		310	330,925
Telecom Italia Capital SA
7.20%, 7/18/36		694	714,820
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		358	356,436
Windstream Services LLC
6.375%, 8/01/23		340	294,100

			5,263,545

Consumer Cyclical - Other - 1.4%
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	124	144,697
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26	U.S.$	129	137,546

	Principal Amount (000)		U.S. $ Value
International Game Technology PLC
6.25%, 2/15/22 (a)	U.S.$	710	$743,725
MDC Holdings, Inc.
6.00%, 1/15/43		380	342,000
Meritage Homes Corp.
7.00%, 4/01/22		340	373,150
PulteGroup, Inc.
5.00%, 1/15/27		780	779,025
7.875%, 6/15/32		220	255,750
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		789	800,835
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		200	201,000
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		270	270,675

			4,048,403

Consumer Cyclical - Retailers - 0.4%
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		260	271,700
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(c)		1,016	327,801
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		57	58,431
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(c)		340	268,600
Rite Aid Corp.
6.125%, 4/01/23 (a)		360	382,050

			1,308,582

Consumer Non-Cyclical - 3.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)		469	498,312
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	610	750,793
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	1,002	861,720
Concordia International Corp.
7.00%, 4/15/23 (a)		460	379,500
9.50%, 10/21/22(a)		155	141,438
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		1,754	1,527,345
HCA, Inc.
7.58%, 9/15/25		65	70,850
Horizon Pharma, Inc.
6.625%, 5/01/23		1,494	1,449,180
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		270	259,200

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)	U.S.$	400	$431,252
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		1,488	1,372,680
Manitowoc Foodservice, Inc.
9.50%, 2/15/24 (a)		102	115,643
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		299	318,996
NBTY, Inc.
7.625%, 5/15/21 (a)		815	831,300
Revlon Escrow Corp.
6.25%, 8/01/24 (a)(d)		32	32,400
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		280	293,300
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		380	395,200
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	260	309,574
Tenet Healthcare Corp.
5.00%, 3/01/19	U.S.$	260	250,250
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		1,675	1,390,250

			11,679,183

Energy - 1.6%
California Resources Corp.
5.00%, 1/15/20		154	70,070
5.50%, 9/15/21		45	20,700
6.00%, 11/15/24		480	206,400
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24 (a)		180	188,100
Chesapeake Energy Corp.
3.93% (LIBOR 3 Month + 3.25%), 4/15/19 (d)		211	173,020
6.125%, 2/15/21		536	369,840
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	119,623
5.70%, 10/15/39		212	172,483
Energy Transfer Equity LP
5.875%, 1/15/24		310	310,958
Ensco PLC
4.50%, 10/01/24		149	102,438
5.20%, 3/15/25		10	6,800
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		550	313,500
Golden Energy Offshore Services AS
5.00%, 12/31/17 (e)	NOK	7,579	242,535
Noble Holding International Ltd.
3.95%, 3/15/22	U.S.$	270	199,709
5.25%, 3/15/42		70	39,242
6.95%, 4/01/25		103	85,284
7.95%, 4/01/45 (b)		169	123,370

	Principal Amount (000)		U.S. $ Value
Paragon Offshore PLC
6.75%, 7/15/22 (e)(f)(g)	U.S.$	488	$131,760
7.25%, 8/15/24 (e)(f)(g)		812	219,240
SandRidge Energy, Inc.
8.125%, 10/15/22 (f)(g)		665	33,250
8.75%, 6/01/20 (a)(f)(g)		245	83,913
Transocean, Inc.
5.05%, 10/15/22 (b)		194	138,710
6.80%, 3/15/38		823	485,570
9.00%, 7/15/23 (a)		471	441,562
Weatherford International Ltd./Bermuda
4.50%, 4/15/22		35	28,875
6.75%, 9/15/40		227	163,440
7.00%, 3/15/38		330	244,200

			4,714,592

Other Industrial - 0.3%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		220	191,400
General Cable Corp.
5.75%, 10/01/22 (b)		320	300,800
Laureate Education, Inc.
10.00%, 9/01/19 (a)		600	538,500

			1,030,700

Services - 0.1%
APX Group, Inc.
8.75%, 12/01/20		450	427,500

Technology - 1.4%
Avaya, Inc.
7.00%, 4/01/19 (a)		400	302,000
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		891	726,165
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		543	584,253
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		568	580,059
Infor US, Inc.
6.50%, 5/15/22		470	465,300
Microsemi Corp.
9.125%, 4/15/23 (a)		286	324,610
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		525	566,674
Western Digital Corp.
10.50%, 4/01/24 (a)		520	585,650

			4,134,711

Transportation - Airlines - 0.2%
Air Canada
8.75%, 4/01/20 (a)		420	448,350

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)	U.S.$	84	$79,170
5.50%, 4/01/23		468	464,490
6.375%, 4/01/24 (a)		397	404,940
CEVA Group PLC
9.00%, 9/01/21 (a)		217	170,345
Hertz Corp. (The)
5.875%, 10/15/20		240	247,800

			1,366,745

			48,396,197

Financial Institutions - 7.6%
Banking - 6.7%
Ally Financial, Inc.
2.75%, 1/30/17		720	723,600
BBVA International Preferred SAU
5.919%, 4/18/17 (h)		3,677	3,667,807
Citigroup, Inc.
5.95%, 1/30/23 (h)		400	410,138
Credit Agricole SA
6.637%, 5/31/17 (a)(h)		3,550	3,556,639
Credit Suisse Group AG
7.50%, 12/11/23 (a)(h)		480	498,000
National Westminster Bank PLC
1.86% (LIBOR 3 Month + 2.15%), 10/05/16 (d)(h)	EUR	200	201,236
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (h)	U.S.$	6,900	6,589,500
Societe Generale SA
1.403% (LIBOR 3 Month + 0.75%), 4/05/17 (a)(d)(h)(i)		4,000	3,780,000
8.00%, 9/29/25 (a)(h)		360	354,600

			19,781,520

Brokerage – 0.0%
Lehman Brothers Holdings, Inc.
Zero Coupon (LIBOR 3 Month + 0.14%), 5/25/10 (d)(g)(j)		435	31,103
Zero Coupon, 1/12/12 (g)(j)		440	31,460

			62,563

Finance - 0.5%
Navient Corp.
5.875%, 3/25/21		660	653,400
6.625%, 7/26/21		752	759,520

			1,412,920

	Principal Amount (000)		U.S. $ Value
Insurance - 0.2%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	U.S.$	507	$564,037

Other Finance - 0.2%
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	239	288,578
7.375%, 4/15/21 (a)	U.S.$	200	214,000

			502,578

REITS - 0.0%
VEREIT Operating Partnership LP
4.875%, 6/01/26		88	92,400

			22,416,018

Utility - 0.6%
Electric - 0.6%
Calpine Corp.
5.75%, 1/15/25		200	199,750
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	462	530,937
DPL, Inc.
7.25%, 10/15/21	U.S.$	320	310,400
Dynegy, Inc.
7.625%, 11/01/24		390	378,300
Talen Energy Supply LLC
4.625%, 7/15/19 (a)		275	260,563
6.50%, 5/01/18		180	185,400

			1,865,350

Total Corporates - Non-Investment Grade (cost $74,494,982)			72,677,565

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.4%
Risk Share Floating Rate - 8.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
4.988% (LIBOR 1 Month + 4.50%), 4/25/26 (d)(e)		1,564	1,571,891
Series 2016-1A, Class M2B
6.988% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(e)		2,697	2,717,483
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.488% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		3,720	3,822,075
Series 2015-DNA1, Class B
9.688% (LIBOR 1 Month + 9.20%), 10/25/27 (d)		500	560,755
Series 2015-HQ1, Class B
11.238% (LIBOR 1 Month + 10.75%), 3/25/25 (d)		1,177	1,186,566

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
3.488% (LIBOR 1 Month + 3.00%), 7/25/24 (d)	U.S.$	950	$930,967
Series 2014-C04, Class 1M2
5.388% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		1,850	1,953,157
Series 2015-C02, Class 1M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		972	996,733
Series 2015-C03, Class 1M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		690	724,587
Series 2015-C03, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		4,185	4,409,189
Series 2015-C04, Class 1M2
6.188% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		1,019	1,103,087
Series 2015-C04, Class 2M2
6.038% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		1,549	1,653,916
Series 2016-C02, Class 1M2
6.488% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		749	819,702
Series 2016-C03, Class 1M1
2.488% (LIBOR 1 Month + 2.00%), 10/25/28 (d)		424	430,095
Series 2016-C03, Class 2M1
2.688% (LIBOR 1 Month + 2.20%), 10/25/28 (d)		887	899,242

			23,779,445

Non-Agency Fixed Rate - 5.6%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		1,129	1,076,426
Series 2005-86CB, Class A8
5.50%, 2/25/36		637	550,159
Series 2005-J14, Class A7
5.50%, 12/25/35		363	309,756
Series 2006-16CB, Class A6
6.00%, 6/25/36		2,147	1,773,410
Series 2006-24CB, Class A1
6.00%, 6/25/36		997	859,163
Series 2006-24CB, Class A11
5.75%, 6/25/36		562	477,764
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,492	1,308,283
Series 2006-J1, Class 1A11
5.50%, 2/25/36		685	583,229
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,796	2,239,831

	Principal Amount (000)		U.S. $ Value
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36	U.S.$	313	$278,566
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		589	537,703
Series 2006-9, Class A2
6.00%, 5/25/36		815	707,506
Series 2007-4, Class 1A39
6.00%, 5/25/37		472	399,377
Credit Suisse Mortgage Trust
Series 2008-2R, Class 1A1
6.00%, 7/25/37 (a)		1,036	908,785
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		651	554,145
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		1,750	1,515,095
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		965	684,600
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
3.808%, 9/25/35		408	335,242
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		568	557,537
Series 2007-8, Class 2A6
6.00%, 7/25/37		371	369,793
Series 2007-10, Class 1A7
6.00%, 7/25/37		480	478,598

			16,504,968

Agency Fixed Rate - 1.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4451, Class CI
7.00%, 3/15/45 (k)		2,848	754,616
Federal National Mortgage Association REMICs
Series 2015-22, Class EI
6.00%, 4/25/45 (k)		3,284	720,152
Series 2015-33, Class AI
5.00%, 6/25/45 (k)		7,091	1,287,917
Series 2016-26, Class IO
5.00%, 5/25/46 (k)		3,914	714,553
Series 2016-33, Class NI
5.00%, 7/25/34 (k)		7,534	1,441,729

			4,918,967

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 1.2%
Federal Home Loan Mortgage Corp. REMICs
Series 3969, Class AS
6.069% (LIBOR 1 Month + 6.55%), 10/15/33 (d)(k)	U.S.$	5,722	$1,047,736
Federal National Mortgage Association REMICs
Series 2007-15, Class CI
5.892% (LIBOR 1 Month + 6.38%), 3/25/37 (d)(k)		7,546	1,565,517
Series 2016-19, Class SA
5.612% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(k)		4,613	847,444

			3,460,697

Non-Agency Floating Rate - 1.0%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00% (LIBOR 1 Month + 1.00%), 8/25/36 (d)		1,761	1,562,235
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.678% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		656	388,395
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.455% (12MTA + 2.00%), 3/25/36 (d)		269	221,152
Luminent Mortgage Trust
Series 2006-5, Class A1A
0.678% (LIBOR 1 Month + 0.19%), 7/25/36 (d)		517	340,095
Residential Accredit Loans, Inc. Trust
Series 2007-QO2, Class A1
0.638% (LIBOR 1 Month + 0.15%), 2/25/47 (d)		661	380,146

			2,892,023

Total Collateralized Mortgage Obligations (cost $51,976,264)			51,556,100

GOVERNMENTS - TREASURIES - 16.8%
Canada - 0.5%
Canadian Government Bond
2.25%, 6/01/25	CAD	1,945	1,657,239

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25	EUR	2,915	3,517,732

Portugal - 2.4%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)		6,360	7,186,608

	Principal Amount (000)		U.S. $ Value
Russia - 0.5%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	103,735	$1,459,898

Turkey - 0.5%
Turkey Government Bond
8.00%, 3/12/25	TRY	4,625	1,408,036

United Kingdom - 3.8%
United Kingdom Gilt
2.00%, 9/07/25 (a)	GBP	7,605	11,219,696

United States - 7.9%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	405	432,891
3.75%, 11/15/43 (l)		4,762	6,405,716
U.S. Treasury Notes
0.50%, 7/31/16		118	118,100
1.50%, 12/31/18 (l)		7,638	7,783,204
1.625%, 5/15/26		8,570	8,698,216

			23,438,127

Total Governments - Treasuries (cost $48,619,225)			49,887,336

GOVERNMENTS - SOVEREIGN AGENCIES - 6.4%
Brazil - 0.3%
Petrobras Global Finance BV
8.375%, 5/23/21		965	1,020,246

Canada - 6.1%
Canada Housing Trust No. 1
3.80%, 6/15/21 (a)	CAD	20,780	18,031,721

Total Governments - Sovereign Agencies (cost $18,981,979)			19,051,967

EMERGING MARKETS - TREASURIES - 4.9%
Brazil - 4.6%
Brazil Letras do Tesouro Nacional
Zero Coupon, 7/01/17	BRL	27,205	7,478,388
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27		22,370	6,194,913

			13,673,301

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (e)	DOP	27,000	715,481

Total Emerging Markets - Treasuries (cost $12,875,776)			14,388,782

	Principal
	Amount
	(000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 4.3%
Industrial - 2.1%
Basic - 0.2%
Lubrizol Corp.
8.875%, 2/01/19	U.S.$	155	$183,821
Weyerhaeuser Co.
7.375%, 3/15/32		204	276,901

			460,722

Capital Goods - 0.1%
Republic Services, Inc.
5.25%, 11/15/21		200	232,039

Communications - Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, 10/23/45 (a)		360	431,905

Communications - Telecommunications - 0.1%
American Tower Corp.
5.05%, 9/01/20		140	155,902
British Telecommunications PLC
8.50%, 12/07/16 (a)(b)	GBP	100	135,730

			291,632

Consumer Cyclical - Retailers - 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	U.S.$	180	192,409

Consumer Non-Cyclical - 0.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	31,302
Altria Group, Inc.
9.25%, 8/06/19		34	41,809

			73,111

Energy - 0.5%
Energy Transfer Partners LP
6.125%, 2/15/17		225	229,969
EQT Corp.
8.125%, 6/01/19		35	40,226
Hess Corp.
8.125%, 2/15/19		35	39,549
Husky Energy, Inc.
7.25%, 12/15/19		84	96,190
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		310	362,312
Noble Energy, Inc.
8.25%, 3/01/19		153	175,249
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/01/19		345	399,571
Spectra Energy Capital LLC
8.00%, 10/01/19		170	196,937

			1,540,003

	Principal Amount (000)		U.S. $ Value
Technology - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)	U.S.$	100	$107,132
8.35%, 7/15/46 (a)		47	53,674
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)		1,465	1,584,774
Micron Technology, Inc.
7.50%, 9/15/23 (a)		451	493,141
Motorola Solutions, Inc.
7.50%, 5/15/25		181	215,291
Western Digital Corp.
7.375%, 4/01/23 (a)		321	349,489

			2,803,501

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.75%, 12/15/16		70	71,159

Transportation - Railroads - 0.1%
CSX Corp.
7.375%, 2/01/19		149	170,919

			6,267,400

Financial Institutions - 1.8%
Banking - 1.3%
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	132,497
Morgan Stanley
Series G
5.50%, 7/24/20		175	197,688
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(h)		2,400	2,397,480
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	118,304
Standard Chartered PLC
6.409%, 1/30/17 (a)(h)	U.S.$	1,200	1,111,740

			3,957,709

Finance - 0.1%
International Lease Finance Corp.
8.25%, 12/15/20		110	132,825

Insurance - 0.4%
Aetna, Inc.
6.75%, 12/15/37		257	357,277
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	198,486
Anthem, Inc.
5.875%, 6/15/17		20	20,786
7.00%, 2/15/19		45	50,921
Cigna Corp.
5.125%, 6/15/20		90	100,309
Humana, Inc.
6.30%, 8/01/18		25	27,234
7.20%, 6/15/18		180	198,416

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	47	$55,430
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	263,315

			1,272,174

			5,362,708

Utility - 0.4%
Electric - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	200,580
TECO Finance, Inc.
5.15%, 3/15/20		55	60,962

			261,542

Natural Gas - 0.3%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	871,614

			1,133,156

Total Corporates - Investment Grade (cost $11,966,414)			12,763,264

AGENCIES - 2.6%
Agency Debentures - 2.6%
Federal National Mortgage Association
2.125%, 4/24/26
(cost $7,345,683)		7,407	7,643,928

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index
1.00%, 2/15/46 (TIPS) (l) (cost $6,089,179)		5,460	6,121,301

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Non-Agency Fixed Rate CMBS - 1.5%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.543%, 6/10/49		490	492,034
Series 2007-5, Class AM
5.772%, 2/10/51		343	353,588
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		496	495,319
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AM
5.765%, 5/15/46		775	796,150
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	562,637

	Principal
	Amount
	(000)		U.S. $ Value
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.543%, 7/10/44 (a)	U.S.$	600	$572,501
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		437	434,464
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ
5.389%, 11/12/41		842	836,350

Total Commercial Mortgage-Backed Securities (cost $4,540,154)			4,543,043

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Mexico - 0.9%
Petroleos Mexicanos
Series 14-2
7.47%, 11/12/26 (cost $3,759,400)	MXN	55,570	2,640,519

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	583,653

Mexico - 0.5%
Mexico Government International Bond
4.125%, 1/21/26		1,233	1,339,038

Total Governments - Sovereign Bonds (cost $1,737,097)			1,922,691

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.5%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		1,422	1,507,320

Gabon - 0.1%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	325,260

Total Emerging Markets - Sovereigns (cost $1,754,283)			1,832,580

WHOLE LOAN TRUSTS - 0.5%
Performing Asset - 0.5%
Deutsche Bank Mexico SA
8.00%, 10/31/34 (i)(m)(n)	MXN	21,805	816,979
Recife Funding
Zero Coupon, 11/05/29 (i)(m)	U.S.$	530	567,589

Total Whole Loan Trusts (cost $1,789,514)			1,384,568

	Principal
	Amount
	(000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a) (cost $370,407)	U.S.$	388	$427,770

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (a)		335	305,687

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)(g)		804	42,532

Total Emerging Markets - Corporate Bonds (cost $745,210)			348,219

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.0%
STOXX Europe 600 Banks Index
Expiration: Sep 2016, Exercise Price: EUR 135.00 (g)(o)
		20,000	101,850

	Notional Amount (000)
Swaptions - 0.1%
IRS Swaption, Goldman Sachs International
Expiration: Aug 2016, Pay 1.39%
Receive 3 Month LIBOR (g)	U.S.$	6,800	32,442
IRS Swaption, Citibank, NA
Expiration: Aug 2016, Pay 1.41%
Receive 3 Month LIBOR (g)		6,800	27,185

			59,627

Total Options Purchased - Calls (premiums paid $195,756)			161,477

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29 (cost $112,082)	U.S.$	100	129,719

	Contracts			U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
Euro STOXX 50 Volatility Index
Expiration: Sep 2016, Exercise Price: EUR 99.00 (g)(o)		11,547,325		$19,946
S&P 500 Index
Expiration: Sep 2016, Exercise Price: $ 1.08 (g)(o)		9,951		42,010

				61,956

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 207.00 (g)(o)		1,100		30,800

Total Options Purchased - Puts (premiums paid $663,308)				92,756

	Shares
COMMON STOCKS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (g) (cost $0)		48		265

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.0%
Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (e)(m) (cost $3,301)	U.S.$	3		0

	Shares
SHORT-TERM INVESTMENTS - 19.5%
Investment Companies - 13.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (p)(q) (cost $38,818,255)		38,818,255		38,818,255

	Principal Amount (000)
Governments - Treasuries - 6.2%
Japan - 6.2%
Japan Treasury Discount Bill
Series 622
Zero Coupon, 10/24/16 (cost $17,556,377)	JPY	1,860,000		18,240,250

Time Deposits - 0.2%
BBH, Grand Cayman
0.031%, 8/02/16	CAD	0	**	0	^
0.729%, 8/01/16	AUD	0	**	0	^
1.10%, 8/01/16	NZD	0	**	0	^

	Principal Amount (000)		U.S. $ Value
DNB, Oslo
(0.531)%, 8/01/16	EUR	52	$58,090
Nordea Bank Norge, Oslo
0.078%, 8/01/16	NOK	254	30,140
Sumitomo, Tokyo
(0.40)%, 8/01/16	JPY	3,008	29,481
0.15%, 8/01/16	U.S.$	560	559,858

Total Time Deposits (cost $676,539)			677,569

Total Short-Term Investments (cost $57,051,171)			57,736,074

Total Investments - 103.0% (cost $305,071,185) (r)			305,309,924
Other assets less liabilities - (3.0)%			(8,894,259)

Net Assets - 100.0%			$296,415,665

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	90	September 2016	$9,188,475	$9,393,750	$205,275
Euro STOXX 50 Index Futures	277	September 2016	9,147,443	9,243,454	96,011
STOXX 600 Bank Futures	261	September 2016	1,928,784	1,932,836	4,052
U.S. 10 Yr Ultra Futures	123	September 2016	17,262,281	17,982,984	720,703
U.S. T-Note 5 Yr (CBT) Futures	128	September 2016	15,350,845	15,618,001	267,156
U.S. Ultra Bond (CBT) Futures	11	September 2016	1,962,469	2,095,844	133,375
Sold Contracts
Euro-Bund Futures	151	September 2016	27,600,054	28,329,348	(729,294)
U.S. Long Bond (CBT) Futures	6	September 2016	979,087	1,046,626	(67,539)
U.S. T-Note 10 Yr (CBT) Futures	204	September 2016	26,610,703	27,141,563	(530,860)

					$98,879

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	97,432	USD	1,534	8/22/16	$65,491
Bank of America, NA	USD	1,350	EUR	1,223	8/22/16	17,506
Bank of America, NA	USD	1,701	JPY	176,835	8/22/16	32,975
Bank of America, NA	USD	29,549	EUR	26,773	9/21/16	447,286
Barclays Bank PLC	AUD	4,575	USD	3,377	8/22/16	(97,616)
Barclays Bank PLC	SGD	6,573	USD	4,836	9/21/16	(64,597)
Barclays Bank PLC	TWD	150,553	USD	4,719	9/21/16	(25,527)
BNP Paribas SA	USD	5,587	MXN	104,286	9/21/16	(55,297)
BNP Paribas SA	USD	27	ARS	478	1/26/17	1,387
BNP Paribas SA	USD	27	ARS	481	1/31/17	1,490
BNP Paribas SA	USD	27	ARS	484	2/03/17	1,622
BNP Paribas SA	USD	111	ARS	1,950	2/13/17	6,252
BNP Paribas SA	USD	83	ARS	1,479	2/16/17	5,075
BNP Paribas SA	USD	56	ARS	991	2/17/17	3,639
BNP Paribas SA	USD	167	ARS	3,006	2/21/17	12,645
BNP Paribas SA	USD	28	ARS	507	2/23/17	2,417
BNP Paribas SA	USD	53	ARS	971	2/24/17	4,904
BNP Paribas SA	USD	29	ARS	538	2/27/17	3,155
BNP Paribas SA	USD	15	ARS	285	2/28/17	1,785
BNP Paribas SA	USD	15	ARS	288	3/01/17	2,005
BNP Paribas SA	USD	17	ARS	326	3/02/17	2,697
Brown Brothers Harriman & Co.	JPY	25,989	USD	253	8/05/16	(1,952)
Brown Brothers Harriman & Co.	CAD	900	USD	688	8/22/16	(831)
Brown Brothers Harriman & Co.	JPY	24,723	USD	241	8/22/16	(1,912)
Brown Brothers Harriman & Co.	NOK	1,527	USD	183	8/22/16	1,563
Brown Brothers Harriman & Co.	USD	10,810	GBP	7,422	8/22/16	(983,604)
Brown Brothers Harriman & Co.	USD	60	MXN	1,109	8/22/16	(1,362)
Brown Brothers Harriman & Co.	EUR	106	USD	116	10/06/16	(2,174)
Citibank, NA	EUR	42,193	USD	47,691	8/22/16	482,396
Citibank, NA	USD	2,703	CAD	3,572	9/21/16	33,544
Citibank, NA	USD	7,380	CHF	7,253	9/21/16	124,411
Citibank, NA	USD	4,010	RUB	256,863	9/21/16	(168,490)
Citibank, NA	USD	1,563	TRY	4,829	9/21/16	33,787
Deutsche Bank AG	CNY	45,034	USD	6,553	9/19/16	(224,035)
Deutsche Bank AG	BRL	33,430	USD	7,442	1/04/17	(2,378,713)
Goldman Sachs Bank USA	BRL	191	USD	58	8/22/16	(854)
Goldman Sachs Bank USA	CNY	67,747	USD	10,089	9/19/16	(105,819)
Goldman Sachs Bank USA	CNY	41,036	USD	6,093	9/21/16	(81,438)
Goldman Sachs Bank USA	BRL	165,548	USD	36,516	1/04/17	(12,113,502)
Goldman Sachs Bank USA	USD	3,924	BRL	17,766	1/04/17	1,294,408
HSBC Bank USA	GBP	16,358	USD	23,531	8/22/16	1,875,074
HSBC Bank USA	MXN	67,813	USD	3,587	8/22/16	(22,187)
HSBC Bank USA	TRY	4,487	USD	1,540	8/22/16	44,948
HSBC Bank USA	USD	22,222	CAD	28,342	8/22/16	(511,857)
HSBC Bank USA	CAD	28,742	USD	22,037	9/21/16	17,778
HSBC Bank USA	MXN	58,365	USD	3,095	9/21/16	(945)
JPMorgan Chase Bank	USD	9,424	CAD	12,232	8/22/16	(54,216)
JPMorgan Chase Bank	USD	793	MXN	15,064	8/22/16	8,988
JPMorgan Chase Bank	USD	823	JPY	87,604	9/21/16	36,991
Morgan Stanley & Co., Inc.	BRL	123,888	USD	37,788	8/02/16	(420,721)
Morgan Stanley & Co., Inc.	BRL	123,888	USD	38,249	8/02/16	40,108
Morgan Stanley & Co., Inc.	USD	38,249	BRL	123,888	8/02/16	(40,108)
Morgan Stanley & Co., Inc.	USD	36,976	BRL	123,888	8/02/16	1,232,207
Morgan Stanley & Co., Inc.	USD	37,558	BRL	123,888	8/22/16	380,033
Morgan Stanley & Co., Inc.	USD	10,285	CAD	13,293	8/22/16	(102,192)
Morgan Stanley & Co., Inc.	USD	2,384	BRL	7,939	9/21/16	23,622
Royal Bank of Scotland PLC	PHP	298,951	USD	6,370	9/21/16	27,122
Royal Bank of Scotland PLC	USD	3,177	SEK	27,253	9/21/16	15,914
Royal Bank of Scotland PLC	EUR	1,083	USD	1,204	10/06/16	(10,219)
Standard Chartered Bank	CAD	65,725	USD	51,022	8/22/16	676,462
Standard Chartered Bank	JPY	1,862,266	USD	18,161	8/22/16	(102,769)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	13,680	CNY	90,506	8/22/16	$(32,691)
Standard Chartered Bank	USD	3,153	CNY	21,394	9/19/16	66,750
Standard Chartered Bank	AUD	1,494	USD	1,114	9/21/16	(19,380)
Standard Chartered Bank	USD	4,022	INR	272,568	9/21/16	32,300
Standard Chartered Bank	USD	6,317	PHP	297,911	9/21/16	3,931
UBS AG	EUR	4,794	USD	5,284	8/22/16	(79,965)
UBS AG	USD	1,311	AUD	1,753	8/22/16	20,234

						$(10,620,071)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (o)	300	$207.00	August 2016	$130,785	$(323,700)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Volatility Index (o)	3,910	$2,200.00	September 2016	$141,590	$(3,600)
iShares MBS ETF (o)	275,000	109.00	August 2016	68,750	(23,930)
iShare MBS ETF (o)	275,000	109.00	August 2016	71,500	(23,930)
SPDR S&P 500 ETF Trust (o)	1,100	189.00	August 2016	130,853	(4,950)

				$412,693	$(56,410)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
iTraxx FinSen 5 yr	Societe General	Sell	100.00%	9/21/16	$20,470	$63,506	$(149,421)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.18%	9/06/16	$3,630	$204,732	$(2,208)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)%	0.72%		$37,500	$(397,207)	$84,783
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	2.90	EUR	3,062	(277,334)	(7,931)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	0.77		10,160	(112,829)	28,849
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	0.74		$44,900	(494,026)	(176,948)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	2.90	EUR	3,744	(340,224)	(90,850)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	2.90		6,202	(563,550)	(107,978)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	0.74		$17,670	(194,910)	(3,040)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	(5.00)	3.19	EUR	4,598	(398,903)	(96,336)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.80		$36,570	(358,318)	(115,156)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.80		12,660	(124,396)	(531)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	(5.00)	3.19	EUR	1,628	(141,243)	(12,440)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	0.80		16,710	(163,727)	(51,045)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.02		$3,000	(141,419)	(46,693)
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(1.00)	0.68	EUR	23,980	(446,272)	(51,006)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.74		$30,100	(409,195)	(7,916)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	0.74		55,920	(616,830)	(80,376)
Sale Contracts
Citigroup Global Markets, Inc./(CME)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	1.89		1,862	117,761	93,366
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	1.89		1,604	101,433	41,046
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.74		17,670	193,929	(45,342)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.74		100,820	1,106,500	(229,794)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	2.90	EUR	5,228	474,279	62,009
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	2.90		5,941	538,985	69,206
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	2.90		4,387	397,991	28,407

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Norske Skogindustrier ASA, 6/20/20*	5.00%	31.63%	EUR	173	$(122,091)	$(121,201)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.19		7,597	657,949	147,566
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.80		$25,970	255,179	128,743
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.80		39,970	391,632	400,428
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.74		32,880	446,989	84,512
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.74		55,920	760,207	61,572

					$140,360	$(14,096)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	GBP	115,320	5/21/18	6 Month LIBOR	0.78%	$777,719
Citigroup Global Markets, Inc./(CME)		$147,840	11/25/18	3 Month LIBOR	1.25%	1,295,944
Citigroup Global Markets, Inc./(CME)	GBP	115,320	2/20/19	0.88%	6 Month LIBOR	(1,298,215)
Citigroup Global Markets, Inc./(CME)		$19,100	7/03/20	1.85%	3 Month LIBOR	(656,480)
Citigroup Global Markets, Inc./(CME)		180,760	11/25/20	1.61%	3 Month LIBOR	(4,890,631)
Citigroup Global Markets, Inc./(CME)		31,700	12/14/20	1.66%	3 Month LIBOR	(923,716)
Citigroup Global Markets, Inc./(CME)		36,830	7/13/22	3 Month LIBOR	2.06%	2,048,521
Citigroup Global Markets, Inc./(CME)		65,950	11/25/22	3 Month LIBOR	1.87%	3,108,841
Citigroup Global Markets, Inc./(CME)		8,800	2/12/26	1.65%	3 Month LIBOR	(315,052)
Citigroup Global Markets, Inc./(CME)		3,630	3/07/46	2.17%	3 Month LIBOR	(420,584)

						$(1,273,653)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	7,557.26%		$8,736	$(307,654)	$(110,345)	$(197,309)
Barclays Bank PLC
Chile Government International, 3.875%, 8/05/20, 12/20/20*	(1.00)	0.77		16,930	(177,339)	21,237	(198,576)
iTraxx Japan Series 25, 5 Year Index, 6/20/21*	(1.00)	0.50	JPY	3,720,370	(786,033)	(542,759)	(243,274)
Korea International Bond, 7.125%, 4/16/19, 6/20/21*	(1.00)	0.50		$15,000	(376,557)	(369,301)	(7,256)
Korea International Bond, 7.125%, 4/16/19, 6/20/21*	(1.00)	0.50		102,830	(2,581,424)	(1,582,432)	(998,992)
Malaysia, 6/20/21*	(1.00)	1.40		33,700	579,461	1,023,253	(443,792)
Credit Suisse International
BellSouth Corporation, 6.550%, 6/15/34, 9/20/19*	(1.00)	0.55		7,520	(111,220)	(115,693)	4,473
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	1.10		$55,920	184,620	952,408	(767,788)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	0.46	JPY	3,720,370	(909,344)	(233,511)	(675,833)
Goldman Sachs International
iTraxx Japan Series 25, 5 Year Index, 6/20/21*	(1.00)	0.58		3,880,000	(819,760)	(558,852)	(260,908)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)	1.08		$32,970	72,855	(132,724)	205,579

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00%	8.26%		$300	$(28,780)	$10,306	$(39,086)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	1.88		300	36,592	18,406	18,186
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	0.46	JPY	3,720,370	911,370	685,425	225,945
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	1.08		$18,350	(40,547)	(64,556)	24,009
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	1.08		14,620	(33,118)	(75,227)	42,109
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	1.10		30,100	(99,375)	(145,878)	46,503
Mexico Government International, 5.950%, 3/19/19, 6/20/21*	1.00	1.51		33,700	(763,616)	(873,426)	109,810
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	4.11		300	(32,433)	(27,967)	(4,466)
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	1.69		300	(7,363)	(20,390)	13,027
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.48		300	(5,036)	(9,943)	4,907
Weatherford International LLC, 6.800%, 6/15/37, 6/20/20*	1.00	6.81		300	(58,066)	(21,662)	(36,404)
Credit Suisse International
AT&T, Inc., 1.600%, 2/15/17, 9/20/19*	1.00	0.47		7,520	128,437	134,292	(5,855)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00%	6.40%	$300	$(55,125)	$(43,203)	$(11,922)
CMBX.NA.BBB Series 6, 6.000%, 5/11/63*	3.00	3.93	1,755	(84,620)	(108,367)	23,747
CMBX.NA.BBB Series 6, 6.000%, 5/11/63*	3.00	3.93	13,215	(639,385)	214,414	(853,799)
Freeport-McMoran Inc., 3.550%, 3/01/22, 6/20/20*	1.00	4.69	300	(38,805)	(17,705)	(21,100)
Teck Resources Limited, 3.150%, 1/15/17, 6/20/20*	1.00	5.27	300	(44,943)	(18,824)	(26,119)
Transocean Inc., 7.375%, 4/15/18, 6/20/20*	1.00	9.15	300	(79,997)	(52,735)	(27,262)
Goldman Sachs International
CMBX.NA.BBB Series 6, 6.000%, 5/11/63*	3.00	3.93	3,488	(168,180)	(222,419)	54,239
CMBX.NA.BBB Series 6, 6.000%, 5/11/63*	3.00	3.93	757	(36,500)	(48,272)	11,772

				$(6,371,885)	$(2,336,450)	$(4,035,435)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	147,180	1/02/17	1 Day CDI	15.550%	$666,411
Citibank, NA	MXN	190,200	1/29/26	4 Week TIIE	6.010%	(120,924)
Citibank, NA		208,220	3/06/26	4 Week TIIE	6.100%	(37,534)
JPMorgan Chase Bank, NA		$650	4/20/20	3.74%	3 Month LIBOR	(72,782)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(107,587)

						$327,584

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received		Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	– 0	–	EUR 3,160	12/18/20	$(382,471)
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	– 0	–	3,211	12/18/20	(439,506)
Pay Total Return on Reference Obligation
Citibank, NA
Euro STOXX 50 Index	30,009	– 0	–	3,337	12/15/17	(73,810)
JPMorgan Chase Bank, NA
Euro STOXX 50 Index	30,009	– 0	–	3,376	12/15/17	(30,195)

						$(925,982)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Euro STOXX 50 Index, 8/19/16*	EUR	32.50	EUR	1,657	$289,295	$	– 0	–	$289,295
Sale Contracts
Bank of America, NA
Euro STOXX 50 Index, 8/19/16*		31.88		1,594	(219,295)		– 0	–	(219,295)

					$70,000	$	– 0	–	$70,000

*	Termination date
**	Principal amount less than 500.
^	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $90,872,031 or 30.7% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2016.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.89% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
4.988%, 4/25/26	4/29/16	$1,564,071	$1,571,891		0.53%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
6.988%, 4/25/26	4/29/16	2,697,254	2,717,483		0.92%
Dominican Republic International Bond
15.95%, 6/04/21	6/04/11	745,104	715,481		0.24%
Golden Energy Offshore Services AS
5.00%, 12/31/17	10/31/14	1,115,556	242,535		0.08%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	3,301	– 0	–	0.00%
Paragon Offshore PLC
6.75%, 7/15/22	7/11/14	488,000	131,760		0.04%
Paragon Offshore PLC
7.25%, 8/15/24	7/11/14	812,000	219,240		0.07%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	42,532		0.01%

(f)	Defaulted.
(g)	Non-income producing security.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Illiquid security.
(j)	Defaulted matured security.
(k)	IO - Interest Only
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	Fair valued by the Adviser.
(n)	Variable rate coupon, rate shown as of July 31, 2016.
(o)	One contract relates to 100 shares.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,233,364 and gross unrealized depreciation of investments was $(8,994,625), resulting in net unrealized appreciation of $238,739.

The Fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2016, the Fund’s total exposure to subprime investments was 6.54% of net assets. These investments are valued in accordance with the Fund’s Valuation Policies.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

12MTA	-	12 Month Treasury Average
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

July 31, 2016 (unaudited)

35.4%	United States
5.8%	Canada
5.4%	United Kingdom
3.7%	Brazil
2.1%	France
1.8%	Portugal
1.2%	Mexico
1.1%	Italy
0.9%	Spain
0.8%	Netherlands
0.5%	Ireland
0.5%	Argentina
0.4%	Russia
1.7%	Other
38.7%	Short-Term

*	All data are as of July 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, Chile, Dominican Republic, Euro Zone, Gabon, Hungary, Jamaica, Luxembourg, Macau, New Zealand, Norway, Switzerland and Turkey.

AB Unconstrained Bond Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$72,319,657	$357,908	$72,677,565
Collateralized Mortgage Obligations	– 0	–	47,266,725	4,289,375	51,556,100
Governments - Treasuries	– 0	–	49,887,336	– 0	–	49,887,336
Governments - Sovereign Agencies	– 0	–	19,051,967	– 0	–	19,051,967
Emerging Markets - Treasuries	– 0	–	14,388,782	– 0	–	14,388,782
Corporates - Investment Grade	– 0	–	12,763,264	– 0	–	12,763,264
Agencies	– 0	–	7,643,928	– 0	–	7,643,928
Inflation-Linked Securities	– 0	–	6,121,301	– 0	–	6,121,301
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	4,543,043	4,543,043
Quasi-Sovereigns	– 0	–	2,640,519	– 0	–	2,640,519
Governments - Sovereign Bonds	– 0	–	1,922,691	– 0	–	1,922,691
Emerging Markets - Sovereigns	– 0	–	1,832,580	– 0	–	1,832,580
Whole Loan Trusts	– 0	–	– 0	–	1,384,568	1,384,568
Local Governments - Regional Bonds	– 0	–	427,770	– 0	–	427,770
Emerging Markets - Corporate Bonds	– 0	–	348,219	– 0	–	348,219
Options Purchased - Calls	– 0	–	161,477	– 0	–	161,477
Local Governments - Municipal Bonds	– 0	–	129,719	– 0	–	129,719
Options Purchased - Puts	– 0	–	92,756	– 0	–	92,756
Common Stocks	265	– 0	–	– 0	–	265
Asset-Backed Securities	– 0	–	– 0	–	– 0	– #	– 0	–
Short-Term Investments:
Investment Companies	38,818,255	– 0	–	– 0	–	38,818,255
Short-Term Investments	– 0	–	18,240,250	– 0	–	18,240,250
Time Deposits	– 0	–	677,569	– 0	–	677,569

Total Investments in Securities	38,818,520	255,916,510	10,574,894	305,309,924
Assets
Futures	1,326,509	100,063	– 0	–	1,426,572
Forward Currency Exchange Contracts	– 0	–	7,084,902	– 0	–	7,084,902
Centrally Cleared Credit Default Swaps	– 0	–	1,230,487	– 0	–	1,230,487
Centrally Cleared Interest Rate Swaps	– 0	–	7,231,025	– 0	–	7,231,025
Credit Default Swaps	– 0	–	784,306	– 0	–	784,306
Interest Rate Swaps	– 0	–	666,411	– 0	–	666,411
Variance Swaps	– 0	–	289,295	– 0	–	289,295
Liabilities
Futures	(1,327,693)	– 0	–	– 0	–	(1,327,693)
Forward Currency Exchange Contracts	– 0	–	(17,704,973)	– 0	–	(17,704,973)
Call Options Written	– 0	–	(323,700)	– 0	–	(323,700)
Put Options Written	– 0	–	(56,410)	– 0	–	(56,410)
Credit Default Swaptions Written	– 0	–	(149,421)	– 0	–	(149,421)
Interest Rate Swaptions Written	– 0	–	(2,208)	– 0	–	(2,208)
Centrally Cleared Credit Default Swaps	– 0	–	(1,244,583)	– 0	–	(1,244,583)
Centrally Cleared Interest Rate Swaps	– 0	–	(8,504,678)	– 0	–	(8,504,678)
Credit Default Swaps	– 0	–	(4,819,741)	– 0	–	(4,819,741)
Interest Rate Swaps	– 0	–	(338,827)	– 0	–	(338,827)
Total Return Swaps	– 0	–	(925,982)	– 0	–	(925,982)
Variance Swaps	– 0	–	(219,295)	– 0	–	(219,295)

Total^	$38,817,336	$239,013,181	$10,574,894	$288,405,411

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Collateralized Mortgage Obligations			Emerging Markets - Treasuries			Commercial Mortgage- Backed Securities
Balance as of 10/31/15	$380,740			$40,676,580			$740,529		$3,422,956
Accrued discounts/(premiums)	10,109			5,881			– 0	–	16
Realized gain (loss)	(3,148)			(50,916)			– 0	–	(8,813)
Change in unrealized appreciation/depreciation	(117,459)			2,185			– 0	–	(53,710)
Purchases	99,225			4,261,325			– 0	–	2,133,971
Sales/Paydowns	(11,559)			(2,122,877)			– 0	–	(951,377)
Transfers into Level 3	– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(38,482,803)			(740,529)		– 0	–

Balance as of 7/31/16	$357,908			$4,289,375		$	– 0	–	$4,543,043

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(117,459)			$28,050		$	– 0	–	$(61,313)

	Whole Loan Trusts		Asset-Backed Securities^			Total
Balance as of 10/31/15	$1,599,450			$269,398			$47,089,653
Accrued discounts/(premiums)	3,173			1,005			20,184
Realized gain (loss)	(5,307)			(21,246)			(89,430)
Change in unrealized appreciation/depreciation	(135,986)			19,433			(285,537)
Purchases	– 0	–		– 0	–		6,494,521
Sales/Paydowns	(76,762)			(268,590)			(3,431,165)
Transfers into Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		(39,223,332)

Balance as of 7/31/16	$1,384,568		$	– 0	–		$10,574,894	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(135,986)		$	– 0	–		$(286,708)

^	The Fund held securities with zero market value during the reporting period.
+	An amount of $39,223,332 was transferred out of Level 3 into Level 2 due to an increase in observability of inputs during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2016. Securities priced by third party vendors, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts		$816,979		Projected Cashflow	Level Yield	13.45%/N/A
		$567,589		Market Approach	Underlying NAV of the Collateral	$107.11/N/A
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value September 30, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$39,385	$394,818	$395,385	$38,818	$71

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016